Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 38,283	$ 49,623	$ 104,309	$ 228,136	$ 140,959
Pension and postretirement benefits	4,099	2,302	(34,682)	104,189	(75,277)
Net investment hedge gains (losses)	87	(4,228)	4,978	(7,846)	9,840
Foreign currency translation (losses) gains	(11,476)	(4,114)	(34,904)	4,965	(5,214)
Unrealized gain on marketable securities	70	39	968	252	1,561
Total other comprehensive (loss) income	(7,220)	(6,001)	(63,640)	101,560	(69,090)
Comprehensive income	31,063	43,622	40,669	329,696	71,869
Comprehensive loss attributable to noncontrolling interest	132	389	2,098	2,103	3,348
Comprehensive income attributable to Levi Strauss & Co.	$ 31,195	$ 44,011	$ 42,767	$ 331,799	$ 75,217